CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

4 – CASH AND CASH EQUIVALENTS

The composition of cash and cash equivalents is as follows:

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Cash	287,408	360,472
Bank balances	156,192,975	139,876,935
Other fixed rate instruments	140,059,326	108,661,597
Cash and cash equivalents	296,539,709	248,899,004

Other fixed income instruments correspond primarily to investments in short-term instruments with good credit ratings, such as Time Deposits and Mutual Funds, which are highly liquid, with insignificant risk of change in value and easily converted into known amounts of cash. As of December 31, 2024, an amount of CLP 6,878,230 is subject to restrictions on the use of cash and cash equivalents as it is committed to the purchase of real estate assets.

By currency	12.31.2025	12.31.2024
	ThCh$	ThCh$
USD	21,353,466	14,817,741
EUR	352,273	234,718
ARS	11,629,118	12,461,057
CLP	191,155,122	140,155,381
PYG	24,604,036	32,690,023
BRL	47,445,694	48,540,084
Cash and cash equivalents	296,539,709	248,899,004